15. EQUITY (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]
Stock option outstanding	112,357,050	3,369,050	3,369,050	4,569,050
Stock option granted	110,080,000		600,000
Stock option exercised
Stock option forfeitures	(300,000)
Stock option expired	(792,000)		3,369,050
Stock option outstanding weighted average exercise price	$ 0.173	$ 0.307	$ 0.307	$ 0.410
Stock option granted weighted average exercise price	$ 0.1		$ 0.100
Stock option exercised weighted average exercise price
Stock option forfeitures weighted average exercise price	$ (0.200)